Business Acquisition and Goodwill - Schedule of Pro Forma Information (Details) - Pro Forma [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pro Forma Information [Line Items]
Pro forma revenues	$ 9,397,779	$ 17,278,368
Pro forma net loss	$ 20,149,854	$ 40,586,990